Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington DC 20549

January 28, 2010

RE: Saturna Investment Trust File Nos. 33-13247; 811-05071
Post-Effective Amendment No. 33 on Form N-1A

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a) Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment is the annual update to Saturna Investment Trust's Registration Statement, and is based on Post-Effective Amendment 32, filed March 27, 2009.

This Amendment is filed pursuant to 485(a) to permit staff to review its preparation on amended Form N-1A. It is the Trust's intention to file an Amendment pursuant to Rule 485(b) to include consent of counsel to become effective on the date proposed for effectiveness of this Rule 485(a) filing after the review process.

A graphical PDF version of this filing is available at http://www.saturna.com/red.noindex/

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x601).

Thank you for your attention to this matter.

Sincerely,
Saturna Investment Trust

/s/ Nicholas Kaiser
Nicholas Kaiser
President

cc: file

Philip L. McCool, Esq.

File No. 33-13247